INSTITUTIONAL MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2000

                                                                [ONE GROUP LOGO]

                               ONE GROUP(R) INSTITUTIONAL PRIME MONEY MARKET
                               FUND
                               ONE GROUP(R) TREASURY ONLY MONEY MARKET FUND
                               ONE GROUP(R) GOVERNMENT MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2000

Portfolio Performance Review ...............................    3
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................    9
Statements of Operations ...................................   10
Statements of Changes in Net Assets ........................   11
Schedules of Capital Stock Activity ........................   12
Financial Highlights .......................................   13
Notes to Financial Statements ..............................   18

                 (This page has been left blank intentionally.)

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2000

GROWTH FINALLY SLOWS
In the second half of 2000, the economy finally felt the effects of the Federal Reserve's interest rate hikes. Signs of a slowdown were evident in production and manufacturing numbers, consumer spending and employment growth, which all started to cool off.

It's important to keep in mind that although the economy has slowed, it has slowed from robust, outsized growth. It is unlikely that the economy could have maintained the high rate of growth registered in the last few years. 2000 represented the fourth-consecutive year that economic growth exceeded 4.0%--a feat that hasn't happened since the 1960s. We believe there is plenty of room for the economy to slow down and still remain healthy.

LANDING LIKELY TO BE SOFT
The economy enters 2001 in a state of transition. The key question facing investors is whether we experience the hard landing of a recession or the soft landing of continued healthy growth and low inflation.

It's difficult to envision a hard landing without a dramatic slowdown in consumer spending growth. And although consumer spending did slow in 2000, the fundamentals moving forward continue to be favorable. Most important, the labor market appears to be exceptionally tight. Additionally, average worker pay increases continue to outpace the inflation rate. Given these positive labor market fundamentals, consumer confidence seems to be high, which should help support continued economic growth.

Furthermore, when the economy is headed for a recession, inflation tends to be at a high level. For example, looking at the outset of the last five recessions, the lowest inflation rate was 5.7%. Today's inflation rate is approximately 3.5%, a long way from a typical recessionary-type figure.

The Fed also plays a key role. If all else fails, we believe that the Fed will step in and continue to lower interest rates in an attempt to avoid an economic recession.

For these reasons, we find a soft-landing scenario much more compelling than a hard landing. In fact, after growing at approximately 5.0% for 2000, we expect the economy to grow by 2.5% in 2001, a slower but nonetheless solid rate.

INFLATION TO REMAIN IN CHECK
On the inflation front, the key issues are energy prices and wage pressures. Energy costs continued their march upward in 2000, and the risk for 2001 is that these price increases filter through the broader economy. The good news is that has yet to happen, and with OPEC boosting production in 2000, there is reason to believe that crude oil prices may fall in 2001 and push the overall inflation rate lower.

More worrisome, though, is the trend toward higher wages. Although rising wages are a boon for U.S. consumers, there is the potential for wage pressures to boost inflation. But if productivity, which has been improved in recent years by technological innovation, continues to post strong increases, wage pressures should be less likely to spark higher inflation in 2001.

SLOWER GROWTH SHOULD COMFORT FED
So where does this leave the Fed? The Fed has to be comforted by slower economic growth and stable inflation. But, any signs of excessive weakness in the economy are sure to keep the central bank on alert. When all is said and done, we believe that more moderate, but still positive, economic growth along with tame inflation will be the main theme of 2001. We expect that the Fed will assist this soft-landing scenario by further easing short-term interest rates.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
COMMERCIAL PAPER (54.8%):
Asset Backed (39.5%):
$ 50,000    Amsterdam Funding Corp., 6.59%,
              1/19/01 (b) ....................  $   49,835
  25,000    Amsterdam Funding Corp., 6.59%,
              1/22/01 (b) ....................      24,904
  75,000    Amsterdam Funding Corp., 6.58%,
              1/23/01 (b) ....................      74,698
  53,547    Asset Portfolio Funding Corp.,
              6.62%, 1/9/01 (b) ..............      53,468
 100,000    Asset Portfolio Funding Corp.,
              6.63%, 1/26/01 (b) .............      99,540
 187,525    Atlantis One Funding Corp., 6.60%,
              1/12/01 (b) ....................     187,146
  25,000    Bavaria T.R.R. Corp., 6.72%,
              1/10/01 (b) ....................      24,958
 200,000    Bavaria T.R.R. Corp., 6.67%,
              1/11/01 (b) ....................     199,221
  39,925    Bavaria Universal Funding Corp.,
              6.64%, 1/18/01 (b) .............      39,800
  50,000    Corporate Asset Funding Corp.,
              6.56%, 1/12/01 (b) .............      49,900
  75,000    Corporate Receivables Corp.,
              6.60%, 1/2/01 (b) ..............      74,986
 100,000    Corporate Receivables Corp.,
              6.60%, 1/3/01 (b) ..............      99,963
  25,000    CXC, Inc., 6.56%, 1/10/01 (b) ....      24,959
  50,000    CXC, Inc., 6.57%, 1/11/01 (b) ....      49,909
  32,985    Giro-Multi Funding Corp., 6.55%,
              2/15/01 (b) ....................      32,715
 150,000    Greenwich Funding Corp., 6.80%,
              1/2/01 (b) .....................     149,971
  53,984    Greenwich Funding Corp., 6.50%,
              3/1/01 (b) .....................      53,409
  50,000    Greyhawk Funding L.L.C., 6.59%,
              1/19/01 (b) ....................      49,836
  47,760    Greyhawk Funding L.L.C., 6.60%,
              1/16/01 (b) ....................      47,629
  46,638    Intrepid Funding Master Trust,
              6.52%, 2/9/01 (b) ..............      46,309
  50,000    K2 (USA) L.L.C., 6.50%, 3/15/01
              (b) ............................      49,341
  72,506    Kitty Hawk Funding Corp., 6.63%,
              1/31/01 (b) ....................      72,105
  25,559    Kitty Hawk Funding Corp., 6.50%,
              3/16/01 (b) ....................      25,218
 122,207    Lone Star Funding L.L.C., 6.57%,
              1/22/01 (b) ....................     121,738
  65,000    Moat Funding L.L.C., 6.45%,
              4/25/01 (b) ....................      63,672
  50,000    Moat Funding L.L.C., 6.46%,
              4/26/01 (b) ....................      48,970

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 49,000    Mont Blanc Capital Corp., 6.59%,
              1/16/01 (b) ....................  $   48,865
  50,000    Montauk Funding Corp., 6.66%,
              1/10/01 (b) ....................      49,917
 103,000    Montauk Funding Corp., 6.51%,
              2/9/01 (b) .....................     102,274
  32,000    Monte Rosa Capital Corp., 6.56%,
              1/11/01 (b) ....................      31,942
  62,000    Monte Rosa Capital Corp., 6.59%,
              1/17/01 (b) ....................      61,818
  44,323    Old Line Funding Corp., 6.60%,
              1/3/01 (b) .....................      44,307
  18,667    Old Line Funding Corp., 6.60%,
              1/5/01 (b) .....................      18,653
  76,993    Old Line Funding Corp., 6.60%,
              1/10/01 (b) ....................      76,866
  15,097    Old Line Funding Corp., 6.58%,
              1/11/01 (b) ....................      15,069
  35,123    Old Line Funding Corp., 6.56%,
              1/17/01 (b) ....................      35,021
  50,703    Park Avenue Receivables Corp.,
              6.57%, 1/16/01 (b) .............      50,564
  47,550    Sheffield Receivables Corp.,
              6.65%, 1/25/01 (b) .............      47,339
  51,800    Sheffield Receivables Corp.,
              6.54%, 2/2/01 (b) ..............      51,499
  50,000    Special Purpose Accounts
              Receivable Cooperative Corp.,
              6.58%, 1/9/01 (b) ..............      49,927
  20,000    Special Purpose Accounts
              Receivable Cooperative Corp.,
              6.55%, 1/25/01 (b) .............      19,913
  97,000    Special Purpose Accounts
              Receivable Cooperative Corp.,
              6.54%, 1/30/01 (b) .............      96,489
  50,000    Special Purpose Accounts
              Receivable Cooperative Corp.,
              6.54%, 2/6/01 (b) ..............      49,673
  35,000    Special Purpose Accounts
              Receivable Cooperative Corp.,
              6.55%, 2/8/01 (b) ..............      34,758
  50,000    Special Purpose Accounts
              Receivable Cooperative Corp.,
              6.63%, 6/25/01* (b) ............      50,000
  50,000    WCP Funding, Inc., 6.57%, 1/23/01
              (b) ............................      49,799
  50,000    Windmill Funding Corp., 6.60%,
              1/9/01 (b) .....................      49,927
                                                ----------
                                                 2,848,820
                                                ----------

Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Banking (13.8%):
$ 97,250    AB Spintab, 6.56%, 1/5/01 ........  $   97,179
  50,000    AB Spintab, 6.54%, 1/8/01 ........      49,936
  60,000    AB Spintab, 6.53%, 2/20/01 .......      59,456
  70,000    Banco Bradesco, 6.39%, 6/18/01
              (b) ............................      67,913
  61,500    Banco Rio De La Plata, S.A.,
              6.75%, 3/8/01 ..................      60,739
 136,185    BHF Finance Delaware, Inc., 6.48%,
              2/27/01 ........................     134,788
  25,000    Galicia Buenos Aires Funding
              Corp., 6.46%, 3/23/01 ..........      24,637
 205,000    Rabobank Nederland, 6.70%,
              1/2/01 .........................     204,961
  50,000    UBN Delaware, 6.60%, 1/26/01 .....      49,771
  50,000    UBN Delaware, 6.51%, 2/7/01 ......      49,665
  25,000    UBN Delaware, 6.47%, 3/20/01 .....      24,650
  75,000    Unifunding, Inc., 6.56%, 1/4/01
              (b) ............................      74,959
 100,000    Unifunding, Inc., 6.60%,
              1/8/01 .........................      99,872
                                                ----------
                                                   998,526
                                                ----------
Miscellaneous Business Credit Institutions (1.1%):
  79,000    National Rural Utilities
              Cooperative Finance Corp.,
              6.48%, 2/16/01 .................      78,346
                                                ----------
Oil & Gas Exploration (0.4%):
  30,000    Petrobras International Finance
              Corp., 6.55%, 1/25/01 ..........      29,869
                                                ----------
  Total Commercial Paper                         3,955,561
                                                ----------
EXTENDABLE COMMERCIAL NOTES (4.8%):
Asset Backed (4.8%):
 111,500    Brahms Funding Corp., 6.70%,
              1/4/01 (b) .....................     111,438
  85,000    New Castle (Discover Card Master
              Trust), 6.53%, 2/14/01 (b) .....      84,322
 150,000    New Castle (Discover Card Master
              Trust), 6.58%, 2/28/01 (b) .....     148,409
                                                ----------
  Total Extendable Commercial Notes                344,169
                                                ----------
CORPORATE NOTES/MEDIUM TERM NOTES (26.2%):
Asset Backed (21.8%):
  25,000    Beta Finance, Inc., 6.66%, 2/5/01
              (b) ............................      25,000
  25,000    Beta Finance, Inc., 6.99%, 4/10/01
              (b) ............................      25,000
 100,000    Beta Finance, Inc., 6.93%, 9/10/01
              (b) ............................     100,026
  75,000    Beta Finance, Inc., 6.45%,
              11/1/01* (b) ...................      75,000
 100,000    C.C. U.S.A., Inc., 6.46%, 11/6/01*
              (b) ............................     100,000
 100,000    Dorada Finance, Inc., 6.46%,
              9/26/01* (b) ...................     100,000
  37,500    Dorada Finance, Inc., 6.75%,
              10/12/01 (b) ...................      37,510

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$ 25,000    K2 (USA) L.L.C., 6.90%, 3/30/01
              (b) ............................  $   25,000
  48,000    K2 (USA) L.L.C., 7.21%, 5/8/01
              (b) ............................      48,027
  42,500    K2 (USA) L.L.C., 6.62%, 5/15/01*
              (b) ............................      42,500
  78,000    Links Finance L.L.C., 6.85%,
              9/18/01 (b) ....................      78,031
 194,621    Merrill Lynch Mortgage Investors,
              Inc., 6.68%, 11/27/01* .........     194,604
  18,000    Racers Series 1999-35-MM-MBS,
              6.79%, 12/15/01* (b) ...........      18,000
 150,000    Racers Series 2000-MM-7, 6.75%,
              5/30/01* (b) ...................     150,000
  25,000    Sigma Finance, Inc., 6.84%,
              4/17/01 (b) ....................      25,000
  35,000    Sigma Finance, Inc., 6.90%, 5/2/01
              (b) ............................      35,000
  25,000    Sigma Finance, Inc., 7.25%, 5/9/01
              (b) ............................      25,000
  50,000    Sigma Finance, Inc., 7.25%,
              6/15/01 (b) ....................      50,000
 100,000    Sigma Finance, Inc., 6.68%,
              10/5/01* (b) ...................     100,000
  79,600    Strategic Money Market Trust,
              Series 1999-A, 6.73%, 3/14/01*
              (b) ............................      79,600
  35,759    Strategic Money Market Trust,
              Series 1999-A, 6.79%, 3/14/01*
              (b) ............................      35,759
  21,300    Strategic Money Market Trust,
              Series 2000-H, 6.72%, 9/24/01*
              (b) ............................      21,300
  45,000    Strategic Money Market Trust,
              Series 2000-M, 6.58%, 12/13/01*
              (b) ............................      45,000
  19,700    Strategic Money Market Trust,
              Series 2000-M, 6.67%, 12/13/01*
              (b) ............................      19,700
 125,000    Structured Products Asset Return
              Certificates, 6.80%, 1/24/01*
              (b) ............................     125,000
                                                ----------
                                                 1,580,057
                                                ----------
Banking (3.5%):
 150,000    First Union Bank, 6.68%,
              10/18/01* ......................     150,000
 100,000    First Union Bank, 6.67%,
              11/15/01* ......................     100,000
                                                ----------
                                                   250,000
                                                ----------
Brokerage Services (0.5%):
  33,700    Goldman Sachs Group Inc., 7.23%,
              1/16/01* .......................      33,705
                                                ----------
Financial Services (0.4%):
  26,800    AT&T Capital Corp., 6.88%,
              1/16/01 ........................      26,804
                                                ----------
  Total Corporate Notes/Medium Term Notes        1,890,566
                                                ----------

Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
FUNDING AGREEMENTS (7.3%):
Insurance (7.3%):
$ 25,000    AllState Life Insurance, 6.80%,
              8/1/01* ........................  $   25,000
 155,000    GE Life and Annuity Assurance Co.,
              6.83%, 10/26/01* ...............     155,000
  45,000    Monumental Life Insurance Co.,
              7.04%, 7/13/01* ................      45,000
 135,000    Peoples Benefit Life Insurance
              Co., 6.89%, 8/31/01* ...........     135,000
  50,000    Travelers Insurance Co., 6.65%,
              3/9/01* ........................      50,000
 120,000    Travelers Insurance Co., 6.67%,
              12/13/01* ......................     120,000
                                                ----------
  Total Funding Agreements                         530,000
                                                ----------
CERTIFICATES OF DEPOSIT (2.1%):
Euro (2.1%):
 100,000    Credit Agricove Indosuez, 6.75%,
              10/10/01 .......................     100,004
  50,000    Landesbank Baden-Wuerttemberg,
              6.65%, 1/24/01 .................      50,000
                                                ----------
  Total Certificates of Deposit                    150,004
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
REPURCHASE AGREEMENTS (4.2%):
$304,000    Countrywide Securities Corp.,
              6.45%, 1/2/01 (Collateralized by
              $421,068 various U.S. Government
              securities, 6.00% - 8.50%,
              3/15/01 - 1/1/31, market value
              $310,080) ......................  $  304,000
                                                ----------
  Total Repurchase Agreements                      304,000
                                                ----------
TIME DEPOSIT (0.7%):
Banking (0.7%):
  48,000    Suntrust Bank, Grand Cayman,
              6.00%, 1/2/01 ..................      48,000
                                                ----------
  Total Time Deposit                                48,000
                                                ----------
Total (Amortized Cost $7,222,300)(a)            $7,222,300
                                                ==========

------------
Percentages indicated are based on net assets of $7,213,539.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $4,721,314 or 65.45% of net assets.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (101.3%):
U.S. Treasury Bills (61.2%):
$ 17,195    1/16/01 ..........................  $   17,152
  23,150    2/1/01 ...........................      23,027
 177,825    2/8/01 ...........................     176,732
  50,000    2/15/01 ..........................      49,617
 150,000    2/22/01 ..........................     148,708
  50,000    3/1/01 ...........................      49,528
 162,635    3/8/01 ...........................     160,906
  50,000    3/15/01 ..........................      49,404
                                                ----------
                                                   675,074
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (40.1%):
$ 17,195    4.63%, 1/2/01 ....................  $   17,193
 150,000    4.50%, 1/31/01 ...................     149,808
  25,000    5.25%, 1/31/01 ...................      24,977
 150,000    5.38%, 2/15/01 ...................     149,843
 100,000    5.63%, 2/28/01 ...................      99,939
                                                ----------
                                                   441,760
                                                ----------
  Total U.S. Treasury Obligations                1,116,834
                                                ----------
Total (Amortized Cost $1,116,834)(a)            $1,116,834
                                                ==========

------------
Percentages indicated are based on net assets of $1,102,174.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (38.3%):
Fannie Mae (21.5%):
$100,000    6.43%, 1/11/01 ...................  $   99,821
 225,000    6.44%, 1/18/01 ...................     224,318
  30,000    6.35%, 2/2/01 ....................      29,998
  30,000    6.48%, 2/22/01 ...................      29,994
 250,000    6.41%, 3/1/01 ....................     247,393
  15,000    6.52%, 3/16/01 ...................      14,982
  30,000    6.17%, 4/12/01 ...................      29,481
  25,000    6.60%, 5/4/01 ....................      24,962
  22,884    7.00%, 5/17/01 ...................      22,865
  42,000    6.44%, 7/13/01 ...................      40,551
  60,000    6.32%, 8/7/01 ....................      57,704
  60,000    6.64%, 9/18/01 ...................      59,984
  80,000    6.56%, 10/16/01 ..................      79,987
                                                ----------
                                                   962,040
                                                ----------
Federal Farm Credit Bank (1.3%):
  30,000    6.33%, 1/2/01 ....................      29,995
  30,000    6.35%, 2/1/01 ....................      29,999
                                                ----------
                                                    59,994
                                                ----------
Federal Home Loan Bank (3.0%):
  30,000    6.61%, 2/1/01 ....................      29,842
  30,000    6.67%, 4/6/01 ....................      29,995
  25,000    7.20%, 6/7/01 ....................      24,998
  50,000    6.70%, 11/21/01 ..................      49,997
                                                ----------
                                                   134,832
                                                ----------
Freddie Mac (12.5%):
  60,000    5.86%, 1/4/01 ....................      59,968
  30,000    6.35%, 1/5/01 ....................      30,000
  30,000    6.53%, 1/16/01 ...................      29,925
 100,000    6.43%, 1/18/01 ...................      99,697
  19,006    6.66%, 2/1/01 ....................      18,906
 170,000    6.56%, 3/1/01 ....................     168,279
  25,000    6.81%, 3/29/01 ...................      24,620
  60,000    6.23%, 4/26/01 ...................      58,799
  75,000    6.71%, 5/24/01 ...................      73,101
                                                ----------
                                                   563,295
                                                ----------
  Total U.S. Government Agency Securities        1,720,161
                                                ----------
REPURCHASE AGREEMENTS (61.1%):
 105,000    Barclays de Zoette Wedd, 6.40%,
              1/2/01 (Collateralized by
              $99,269 U.S. Government
              securities, 6.88%, 9/15/10,
              market value $107,101) .........     105,000
 435,000    Countrywide Securities Corp.,
              6.45%, 1/2/01 (Collateralized by
              $477,610 various U.S. Government
              securities, 5.25% - 13.00%,
              1/5/01 - 12/1/40, market value
              $443,700) ......................     435,000

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$ 13,916    Goldman Sachs, 6.00%, 1/2/01,
              (Collateralized by $11,322
              various U.S. Government
              securities, 0.00% - 8.75%,
              11/29/01 - 5/15/17, market value
              $14,204) .......................  $   13,916
 200,000    Goldman Sachs, 4.90%, 1/2/01
              (Collateralized by $162,858
              various U.S. Government
              securities, 0.00% - 8.75%,
              11/29/01 - 5/15/17, market value
              $203,990) ......................     200,000
 200,000    Greenwich Capital, 6.50% 1/2/01
              (Collateralized by $235,217
              various U.S. Government
              securities, 5.00% - 9.00%,
              10/1/02 - 1/1/31, market value
              $204,001) ......................     200,000
 575,000    J. P. Morgan Securities, 6.40%,
              1/2/01 (Collateralized by
              $697,012 various U.S. Government
              securities, 5.50% - 8.50%,
              1/1/06 - 12/1/30, market value
              $586,500) ......................     575,000
 400,000    Salomon Smith Barney, 6.45%,
              1/2/01 (Collateralized by
              $422,905 various U.S. Government
              securities, 8.00%,
              2/1/30 - 7/1/30, market value
              $412,000) ......................     400,000
 150,000    State Street Bank and Trust,
              4.00%, 1/2/01 (Collateralized by
              $139,090 various U.S. Government
              securities, 6.00% - 7.00%,
              7/15/06 - 8/15/27, market value
              $153,014) ......................     150,000
 220,000    UBS Warburg, 6.45%, 1/2/01
              (Collateralized by $223,180
              various U.S. Government
              securities, 0.00% - 7.13%,
              2/2/01 - 11/16/15, market value
              $224,403) ......................     220,000
 444,341    Westdeutsche Landesbank, 6.50%,
              1/2/01 (Collateralized by
              $675,075 various U.S. Government
              securities, 7.00% - 7.50%,
              12/15/28 - 12/20/30, market
              value $466,206) ................     444,341
                                                ----------
  Total Repurchase Agreements                    2,743,257
                                                ----------
Total (Amortized Cost $4,463,418)(a)            $4,463,418
                                                ==========

------------

Percentages indicated are based on net assets of $4,489,940.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                              INSTITUTIONAL PRIME   TREASURY ONLY    GOVERNMENT
                                                                 MONEY MARKET       MONEY MARKET    MONEY MARKET
                                                                     FUND               FUND            FUND
                                                              -------------------   -------------   ------------
ASSETS:
Investments, at amortized cost .............................      $7,222,300         $1,116,834      $4,463,418
Cash .......................................................              --                 41          42,686
Interest receivable ........................................          35,321              8,747           8,627
Prepaid expenses and other assets ..........................             529                  6              36
                                                                  ----------         ----------      ----------
Total Assets ...............................................       7,258,150          1,125,628       4,514,767
                                                                  ----------         ----------      ----------
LIABILITIES:
Cash overdraft .............................................              17                 --              --
Dividends payable ..........................................          43,162              5,904          23,453
Payable to brokers for investments purchased ...............              --             17,152              --
Accrued expenses and other payables:
  Investment advisory fees .................................             528                 78             293
  Administration fees ......................................             330                 49             184
  Shareholder servicing fees ...............................              37                 23              81
  Other ....................................................             537                248             816
                                                                  ----------         ----------      ----------
Total Liabilities ..........................................          44,611             23,454          24,827
                                                                  ----------         ----------      ----------
NET ASSETS:
Capital ....................................................       7,213,529          1,102,258       4,489,988
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................              10                (84)            (48)
                                                                  ----------         ----------      ----------
Net Assets..................................................      $7,213,539         $1,102,174      $4,489,940
                                                                  ==========         ==========      ==========
NET ASSETS:
  Class I ..................................................      $7,001,301         $1,008,362      $4,046,351
  Class S ..................................................         212,238             93,812         443,589
                                                                  ----------         ----------      ----------
Total ......................................................      $7,213,539         $1,102,174      $4,489,940
                                                                  ==========         ==========      ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................       7,001,289          1,008,476       4,046,396
  Class S ..................................................         212,238             93,804         443,590
                                                                  ----------         ----------      ----------
Total ......................................................       7,213,527          1,102,280       4,489,986
                                                                  ==========         ==========      ==========
Net Asset Value
  Offering and redemption price per share (Class I and Class
     S) ....................................................      $     1.00         $     1.00      $     1.00
                                                                  ==========         ==========      ==========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                              INSTITUTIONAL PRIME   TREASURY ONLY    GOVERNMENT
                                                                 MONEY MARKET       MONEY MARKET    MONEY MARKET
                                                                     FUND               FUND            FUND
                                                              -------------------   -------------   ------------
INVESTMENT INCOME:
Interest income ............................................       $224,865            $29,507        $129,807
Income from securities lending .............................             --                181              34
                                                                   --------            -------        --------
Total Income ...............................................        224,865             29,688         129,841
                                                                   --------            -------        --------
EXPENSES:
Investment advisory fees ...................................          3,351                384           1,576
Administration fees ........................................          1,675                240             985
Shareholder servicing fees (Class S) .......................            111                133             393
Custodian fees .............................................             72                 14              48
Interest expense ...........................................              8                 40              --
Legal and audit fees .......................................             20                  4              14
Trustees' fees and expenses ................................             29                  4              19
Transfer agent fees ........................................             41                  7              28
Registration and filing fees ...............................            532                  9              56
Printing and mailing costs .................................             16                  2              10
Other ......................................................             60                 14              39
                                                                   --------            -------        --------
Total expenses before waivers ..............................          5,915                851           3,168
Less waivers ...............................................           (693)               (23)            (65)
                                                                   --------            -------        --------
Net Expenses ...............................................          5,222                828           3,103
                                                                   --------            -------        --------
Net Investment Income ......................................        219,643             28,860         126,738
                                                                   --------            -------        --------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions ...             10                  1              (3)
                                                                   --------            -------        --------
Change in net assets resulting from operations .............       $219,653            $28,861        $126,735
                                                                   ========            =======        ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                  INSTITUTIONAL PRIME           TREASURY ONLY               GOVERNMENT
                                                   MONEY MARKET FUND          MONEY MARKET FUND          MONEY MARKET FUND
                                               -------------------------   -----------------------   -------------------------
                                                SIX MONTHS       YEAR       SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                  ENDED         ENDED         ENDED        ENDED        ENDED         ENDED
                                               DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,
                                                   2000          2000          2000         2000         2000          2000
                                               ------------   ----------   ------------   --------   ------------   ----------
                                               (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ...................   $  219,643    $  151,702    $   28,860    $ 47,967    $  126,738    $  189,086
    Net realized gains (losses) from
      investment transactions ...............           10            --(a)          1           5            (3)           15
                                                ----------    ----------    ----------    --------    ----------    ----------
Change in net assets resulting from
  operations ................................      219,653       151,702        28,861      47,972       126,735       189,101
                                                ----------    ----------    ----------    --------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income ..............     (216,827)     (151,631)      (25,747)    (46,319)     (116,935)     (186,067)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
    From net investment income ..............       (2,816)          (71)       (3,113)     (1,648)       (9,803)       (3,019)
                                                ----------    ----------    ----------    --------    ----------    ----------
Change in net assets from shareholder
  distributions .............................     (219,643)     (151,702)      (28,860)    (47,967)     (126,738)     (189,086)
                                                ----------    ----------    ----------    --------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ..............................    1,959,789     5,228,893       161,309      (6,346)      841,764       165,583
                                                ----------    ----------    ----------    --------    ----------    ----------
Change in net assets ........................    1,959,799     5,228,893       161,310      (6,341)      841,761       165,598
NET ASSETS:
    Beginning of period .....................    5,253,740        24,847       940,864     947,205     3,648,179     3,482,581
                                                ----------    ----------    ----------    --------    ----------    ----------
    End of period ...........................   $7,213,539    $5,253,740    $1,102,174    $940,864    $4,489,940    $3,648,179
                                                ==========    ==========    ==========    ========    ==========    ==========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                   INSTITUTIONAL PRIME             TREASURY ONLY
                                                    MONEY MARKET FUND            MONEY MARKET FUND
                                               ---------------------------   --------------------------
                                                SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                                  ENDED          ENDED          ENDED          ENDED
                                               DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,
                                                   2000           2000           2000          2000
                                               ------------   ------------   ------------   -----------
                                               (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ...............  $26,267,444    $ 19,003,901   $ 1,501,028    $ 3,295,935
  Proceeds from shares issued in
    conversion ..............................           --       1,422,362            --             --
  Dividends reinvested ......................       60,322          38,787           999          1,665
  Cost of shares redeemed ...................  (24,535,508)    (15,280,864)   (1,311,961)    (3,426,507)
                                               ------------   ------------   -----------    -----------
  Change in net assets from Class I capital
    transactions ............................  $ 1,792,258    $  5,184,186   $   190,066    $  (128,907)
                                               ============   ============   ===========    ===========
CLASS S SHARES:
  Proceeds from shares issued ...............  $   760,311    $     71,198   $   606,370    $   437,061
  Dividends reinvested ......................        1,425              --(a)          4             --(a)
  Cost of shares redeemed ...................     (594,205)        (26,491)     (635,131)      (314,500)
                                               ------------   ------------   -----------    -----------
  Change in net assets from Class S capital
    transactions ............................  $   167,531    $     44,707   $   (28,757)   $   122,561
                                               ============   ============   ===========    ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ....................................   26,267,446      19,003,901     1,501,028      3,295,935
  Issued in conversion ......................           --       1,422,362            --             --
  Reinvested ................................       60,322          38,787           999          1,665
  Redeemed ..................................  (24,535,512)    (15,280,864)   (1,311,961)    (3,426,507)
                                               ------------   ------------   -----------    -----------
  Change in Class I Shares ..................    1,792,256       5,184,186       190,066       (128,907)
                                               ============   ============   ===========    ===========
CLASS S SHARES:
  Issued ....................................      760,311          71,198       606,370        437,061
  Reinvested ................................        1,425              --(a)          4             --(a)
  Redeemed ..................................     (594,205)        (26,491)     (635,131)      (314,500)
                                               ------------   ------------   -----------    -----------
  Change in Class S Shares ..................      167,531          44,707       (28,757)       122,561
                                               ============   ============   ===========    ===========

                                                       GOVERNMENT
                                                    MONEY MARKET FUND
                                               ---------------------------
                                                SIX MONTHS        YEAR
                                                  ENDED          ENDED
                                               DECEMBER 31,     JUNE 30,
                                                   2000           2000
                                               ------------   ------------
                                               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ...............  $ 8,171,529    $ 14,387,450
  Proceeds from shares issued in
    conversion ..............................           --              --
  Dividends reinvested ......................       20,330          28,080
  Cost of shares redeemed ...................   (7,578,604)    (14,465,027)
                                               -----------    ------------
  Change in net assets from Class I capital
    transactions ............................  $   613,255    $    (49,497)
                                               ===========    ============
CLASS S SHARES:
  Proceeds from shares issued ...............  $ 1,071,858    $    566,803
  Dividends reinvested ......................          985              --(a)
  Cost of shares redeemed ...................     (844,334)       (351,723)
                                               -----------    ------------
  Change in net assets from Class S capital
    transactions ............................  $   228,509    $    215,080
                                               ===========    ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ....................................    8,171,529      14,387,451
  Issued in conversion ......................           --              --
  Reinvested ................................       20,330          28,080
  Redeemed ..................................   (7,578,604)    (14,465,031)
                                               -----------    ------------
  Change in Class I Shares ..................      613,255         (49,500)
                                               ===========    ============
CLASS S SHARES:
  Issued ....................................    1,071,859         566,803
  Reinvested ................................          985              --(a)
  Redeemed ..................................     (844,334)       (351,723)
                                               -----------    ------------
  Change in Class S Shares ..................      228,510         215,080
                                               ===========    ============

------------
(a) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              INSTITUTIONAL PRIME MONEY MARKET FUND
                                               -------------------------------------------------------------------
                                                           CLASS I SHARES                     CLASS S SHARES
                                               ---------------------------------------   -------------------------
                                                SIX MONTHS        YEAR       APRIL 19,     SIX MONTHS    APRIL 10,
                                                  ENDED          ENDED        1999 TO        ENDED        2000 TO
                                               DECEMBER 31,     JUNE 30,     JUNE 30,     DECEMBER 31,    JUNE 30,
                                                   2000           2000       1999 (a)         2000        2000 (a)
                                               ------------   ----------   -----------   ------------   ----------
                                               (UNAUDITED)                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........   $    1.000    $    1.000     $ 1.000       $  1.000      $ 1.000
                                                ----------    ----------     -------       --------      -------
Investment Activities:
  Net investment income .....................        0.033         0.057       0.009          0.032        0.014
                                                ----------    ----------     -------       --------      -------
Distributions:
  Net investment income .....................       (0.033)       (0.057)     (0.009)        (0.032)      (0.014)
                                                ----------    ----------     -------       --------      -------
NET ASSET VALUE, END OF PERIOD ..............   $    1.000    $    1.000     $ 1.000       $  1.000      $ 1.000
                                                ==========    ==========     =======       ========      =======
Total Return ................................         3.35%(b)      5.87%       0.94%(b)       3.25%(b)     1.38%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........   $7,001,301    $5,209,033     $24,847       $212,238      $44,707
  Ratio of expenses to average net assets ...         0.15%(c)      0.16%       0.18%(c)       0.35%(c)     0.35%(c)
  Ratio of net investment income to average
    net assets ..............................         6.56%(c)      6.04%       4.73%(c)       6.36%(c)     6.29%(c)
  Ratio of expenses to average net
    assets* .................................         0.15%(c)      0.18%       0.33%(c)       0.35%(c)     0.44%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 TREASURY ONLY MONEY MARKET FUND
                                               -------------------------------------------------------------------
                                                                         CLASS I SHARES
                                               -------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                        YEAR ENDED JUNE 30,
                                               DECEMBER 31,    ----------------------------------------------------
                                                   2000          2000       1999       1998       1997       1996
                                               ------------    --------   --------   --------   --------   --------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........   $    1.000     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                ----------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income .....................        0.030        0.051      0.046      0.052      0.051      0.052
                                                ----------     --------   --------   --------   --------   --------
Distributions:
  Net investment income .....................       (0.030)      (0.051)    (0.046)    (0.052)    (0.051)    (0.052)
                                                ----------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ..............   $    1.000     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                ==========     ========   ========   ========   ========   ========
Total Return ................................         3.08%(a)     5.27%      4.69%      5.30%      5.24%      5.38%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........   $1,008,362     $818,295   $947,205   $719,570   $480,860   $415,961
  Ratio of expenses to average net assets ...         0.15%(b)     0.16%      0.17%      0.15%      0.15%      0.17%
  Ratio of net investment income to average
    net assets ..............................         6.05%(b)     5.13%      4.58%      5.18%      5.12%      5.23%

------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       TREASURY ONLY
                                                                     MONEY MARKET FUND
                                                                ---------------------------
                                                                      CLASS S SHARES
                                                                ---------------------------
                                                                 SIX MONTHS       APRIL 10,
                                                                   ENDED           2000 TO
                                                                DECEMBER 31,      JUNE 30,
                                                                    2000          2000 (a)
                                                                ------------      ---------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................      $ 1.000         $  1.000
                                                                  -------         --------
Investment Activities:
  Net investment income ....................................        0.029            0.012
                                                                  -------         --------
Distributions:
  Net investment income ....................................       (0.029)          (0.012)
                                                                  -------         --------
NET ASSET VALUE, END OF PERIOD..............................      $ 1.000         $  1.000
                                                                  =======         ========
Total Return ...............................................         2.98%(b)         1.24%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................      $93,812         $122,569
  Ratio of expenses to average net assets ..................         0.35%(c)         0.35%(c)
  Ratio of net investment income to average net assets .....         5.85%(c)         5.53%(c)
  Ratio of expenses to average net assets* .................         0.35%(c)         0.41%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      GOVERNMENT MONEY MARKET FUND
                                               ---------------------------------------------------------------------------
                                                                             CLASS I SHARES
                                               ---------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                            YEAR ENDED JUNE 30,
                                               DECEMBER 31,    ------------------------------------------------------------
                                                   2000           2000         1999         1998         1997        1996
                                               ------------    ----------   ----------   ----------   ----------   --------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........   $    1.000     $    1.000   $    1.000   $    1.000   $    1.000   $  1.000
                                                ----------     ----------   ----------   ----------   ----------   --------
Investment Activities:
  Net investment income .....................        0.033          0.055        0.050        0.055        0.053      0.055
                                                ----------     ----------   ----------   ----------   ----------   --------
Distributions:
  Net investment income .....................       (0.033)        (0.055)      (0.050)      (0.055)      (0.053)    (0.055)
                                                ----------     ----------   ----------   ----------   ----------   --------
NET ASSET VALUE, END OF PERIOD ..............   $    1.000     $    1.000   $    1.000   $    1.000   $    1.000   $  1.000
                                                ==========     ==========   ==========   ==========   ==========   ========
Total Return ................................         3.30%(a)       5.69%        5.13%        5.64%        5.43%      5.61%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........   $4,046,351     $3,433,100   $3,482,581   $3,712,252   $1,083,438   $855,613
  Ratio of expenses to average net assets ...         0.14%(b)       0.16%        0.17%        0.15%        0.14%      0.18%
  Ratio of net investment income to average
    net assets ..............................         6.45%(b)       5.54%        5.02%        5.48%        5.31%      5.46%

------------
(a) Not Annualized.

(b) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        GOVERNMENT
                                                                     MONEY MARKET FUND
                                                                ---------------------------
                                                                      CLASS S SHARES
                                                                ---------------------------
                                                                 SIX MONTHS       APRIL 10,
                                                                   ENDED           2000 TO
                                                                DECEMBER 31,      JUNE 30,
                                                                    2000          2000 (a)
                                                                ------------      ---------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................      $  1.000        $  1.000
                                                                  --------        --------
Investment Activities:
  Net investment income ....................................         0.031           0.013
                                                                  --------        --------
Distributions:
  Net investment income ....................................        (0.031)         (0.013)
                                                                  --------        --------
NET ASSET VALUE, END OF PERIOD .............................      $  1.000        $  1.000
                                                                  ========        ========
Total Return ...............................................          3.19%(b)        1.35%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................      $443,589        $215,079
  Ratio of expenses to average net assets ..................          0.35%(c)        0.35%(c)
  Ratio of net investment income to average net assets .....          6.24%(c)        5.97%(c)
  Ratio of expenses to average net assets* .................          0.35%(c)        0.40%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2000
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. Each Fund is a diversified mutual fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Institutional Prime Money Market Fund and the Government Money Market Fund may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 2000, the following Funds had securities with the following amortized cost on loan (amounts in thousands):

                                                                   MARKET      AMORTIZED
                                                                   VALUE          COST
                                                                     OF        OF LOANED
   FUND                                                          COLLATERAL    SECURITIES
   ----                                                          ----------    ----------
   Treasury Only Money Market Fund.............................   $264,389      $257,806
   Government Money Market Fund................................     86,727        84,940

     The loaned securities were fully collateralized by U.S. government securities as of December 31, 2000.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the straight-line method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income tax.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Service Class. Currently, the Trust consists of fifty-one active funds. The Funds are each authorized to issue Class I and Class S shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND SHAREHOLDER SERVICING AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund.

   The Trust and One Group Administrative Services, Inc., (the "Administrator"), are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement the Prior Administrator provided services for a fee that is computed identical to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Funds' Class S shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate not to exceed 0.25% of the average daily net assets of the outstanding Class S shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator, and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

   Fees may be reduced to assist the Funds in maintaining competitive expense ratios. For the period ended December 31, 2000 fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                                    SHAREHOLDER
                                                                   INVESTMENT      SERVICING FEES
                                                                  ADVISORY FEES       CLASS S
    FUND                                                             WAIVED            WAIVED
    ----                                                          -------------    --------------
    Institutional Prime Money Market Fund ......................      $670              $23
    Treasury Only Money Market Fund ............................        --               23
    Government Money Market Fund ...............................        --               65

5. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust.

   During the six months ended December 31, 2000, borrowings by the Funds under the Agreement were as follows (dollars in thousands):

                                                                    AVERAGE
                                                                    AMOUNT          AVERAGE
    FUND                                                          OUTSTANDING    INTEREST RATE
    ----                                                          -----------    -------------
    Institutional Prime Money Market Fund ......................    $  235           7.06%
    Treasury Only Money Market Fund ............................     1,102           7.04%

   The average amount outstanding was calculated based on daily balances during the period.

6. CONVERSION OF COMMON TRUST FUND:

   The net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Mutual Fund. The transaction, completed on December 6, 1999, was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, and net asset value per share issued acquired as of conversion date (amounts in thousands, except per share amounts):

                                                                                             NET ASSET
                                                                                               VALUE
                                                                   SHARES      NET ASSETS    PER SHARE
    FUND                                                           ISSUED      CONVERTED      ISSUED
    ----                                                          ---------    ----------    ---------
    Institutional Prime Money Market Fund ......................  1,422,362    $1,422,362      $1.00

                 (This page has been left blank intentionally.)

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Affiliates of
 BANK ONE CORPORATION receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-039-SAN (2/01)

                                                                 {BANK ONE LOGO]